Subsequent Events (Details) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	0 Months Ended
	Feb. 24, 2015	Jan. 27, 2015	Jan. 29, 2015	Feb. 10, 2015	Dec. 31, 2014
Subsequent Event | AMS
Subsequent Event [Line Items]
Disposal Group, Expected Sale Price	$ 1,650,000,000
Expected Proceeds from Divestiture of Businesses	1,600,000,000
Subsequent Event | Maximum | AMS
Subsequent Event [Line Items]
Disposal Group, Expected Milestone Payment	50,000,000
Subsequent Event | 6.00% Senior Notes Due 2025
Subsequent Event [Line Items]
Face value of debt instrument		1,200,000,000
Interest Rate (percent)		6.00%
Debt Instrument, Redemption Price, Percentage		101.00%
Subsequent Event | 6.00% Senior Notes Due 2025 | From February 1, 2020 to and including January 31, 2021
Subsequent Event [Line Items]
Redemption Percentage		103.00%
Subsequent Event | 6.00% Senior Notes Due 2025 | From February 1, 2021 to and including January 31, 2022
Subsequent Event [Line Items]
Redemption Percentage		102.00%
Subsequent Event | 6.00% Senior Notes Due 2025 | From February 1, 2022 to and including January 31, 2023
Subsequent Event [Line Items]
Redemption Percentage		101.00%
Subsequent Event | 6.00% Senior Notes Due 2025 | From February 1, 2023 and thereafter
Subsequent Event [Line Items]
Redemption Percentage		100.00%
Subsequent Event | 6.00% Senior Notes Due 2025 | Prior To February 1, 2018
Subsequent Event [Line Items]
Debt Instrument, Redemption Price, Percentage		106.00%
Subsequent Event | 6.00% Senior Notes Due 2025 | Prior To February 1, 2018 | Maximum
Subsequent Event [Line Items]
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed		35.00%
Auxilium Pharmaceuticals, Inc. | Subsequent Event
Subsequent Event [Line Items]
Total acquisition consideration			3,000,000,000
Payments to acquire business			790,800,000
Shares, Outstanding			54.97
Business Combination, Termination Fee			28,400,000
Auxilium Pharmaceuticals, Inc. | Subsequent Event | 1.50% Convertible Senior Notes Due 2018
Subsequent Event [Line Items]
Face value of debt instrument			350,000,000
Interest Rate (percent)			1.50%
Convertible notes, convertible amount per share (in dollars per share)			$ 9.88
Debt Instrument, Convertible, Conversion Ratio			0.3430
Auxilium Pharmaceuticals, Inc., Consideration Option One | Subsequent Event
Subsequent Event [Line Items]
Percentage Of Common Shares Outstanding			94.90%
Business combination, consideration, equity, ratio			0.488
Auxilium Pharmaceuticals, Inc., Consideration Option One, Prorated For Oversubscription [Member] | Subsequent Event
Subsequent Event [Line Items]
Business combination, consideration, equity, ratio			0.3448
Business acquisition, share price (in dollars per share)			$ 9.75
Auxilium Pharmaceuticals, Inc., Consideration Option Two | Subsequent Event
Subsequent Event [Line Items]
Percentage Of Common Shares Outstanding			0.40%
Business combination, consideration, cash, percent			100.00%
Business acquisition, share price (in dollars per share)			$ 33.25
Auxilium Pharmaceuticals, Inc., Consideration Option Three | Subsequent Event
Subsequent Event [Line Items]
Percentage Of Common Shares Outstanding			4.70%
Business combination, consideration, equity, ratio			0.244
Business acquisition, share price (in dollars per share)			$ 16.625
Litha Healthcare Group Limited | Paladin Labs Inc.
Subsequent Event [Line Items]
Percentage of equity method of investments in subsidiaries					70.30%
Escrow deposit					40,200,000
Litha Healthcare Group Limited | Subsequent Event | Paladin Labs Inc.
Subsequent Event [Line Items]
Total acquisition consideration				$ 40,100,000
Business acquisition, share price (in dollars per share)				$ 0.24